Contingent Acquisition Consideration	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Loss Contingency [Abstract]
CONTINGENT ACQUISITION CONSIDERATION

NOTE 14 – CONTINGENT ACQUISITION CONSIDERATION

Contingent acquisition consideration relates to future earn-out payments potentially payable related to the Company’s acquisitions of Hughes Center for Functional Medicine (“HCFM”) in 2019 and CHM and MOD in 2020. The terms of the earn-outs related to each acquisition require the Company to pay the former owners additional acquisition consideration for the achievement of prescribed revenue and/or earnings targets for performance of the underlying business for up to four years after the respective acquisition date. Contingent acquisition consideration for each entity is recorded at fair value using a probability-weighted discounted cash flow projection. The fair value of the contingent acquisition consideration is remeasured at the end of each reporting period and changes are included in the statement of operations under the caption “Change in fair value of contingent acquisition consideration.”

Contingent acquisition consideration as of March 31, 2022 and December 31, 2021 was comprised of the following:

	March 31,	December 31,
	2022	2021

Fair value of HCFM contingent acquisition consideration	$176,263	$172,124
Fair value of CHM contingent acquisition consideration	270,152	276,529
Fair value of MOD contingent acquisition consideration	300,953	737,037
Total contingent acquisition consideration	747,368	1,185,690
Less: long term portion	(429,611)	(782,224)
Contingent acquisition consideration, current portion	$317,757	$403,466

During the three months ended March 31, 2022 and 2021, the Company recognized gains (losses) on the change in the fair value of contingent acquisition consideration as follows:

	Three Months Ended March 31,
	2022	2021

Change in fair value of HCFM contingent acquisition consideration	$(4,139)	$(11,308)
Change in fair value of CHM contingent acquisition consideration	6,376	(33,252)
Change in fair value of MOD contingent acquisition consideration	436,085	(591,140)

	$438,322	$(635,700)

Maturities of contingent acquisition consideration were as follows as of March 31, 2022:

2022 (April to December)	$317,756
2023	218,227
2024	211,385
$747,368

Hughes Center for Functional Medicine Acquisition – April 2019

On April 12, 2019, the Company acquired a 100% interest in HCFM, a medical practice engaged in improving the health of its patients through individualized and integrative health care. Following the acquisition, HCFM was rebranded as NCFM and was combined with NWC to form the Company’s Health Services segment. Under the terms of acquisition, the Company paid HCFM shareholders $500,000 in cash, issued 3,968,254 shares of the Company’s common stock and agreed to an earn-out provision of $500,000 that may be earned based on the performance of NCFM in the years ended on the first, second and third anniversary dates of the acquisition closing. The total consideration fair value represented a transaction fair value of $1,764,672. In May 2020, the Company paid the seller $47,000 in satisfaction of the year 1 earn out. In May 2021, the Company paid the seller $196,000 in satisfaction of the year 2 earn out.

Cura Health Management LLC Acquisition – May 2020

On May 18, 2020, the Company acquired a 100% interest in CHM and its wholly owned subsidiary AHP. CHM and AHP assist physician practices in providing coordinated and more efficient care to patients via the MSSP. The Company accounted for the transaction as an acquisition of a business pursuant to ASC 805. Following the acquisition, the business of CHM comprised the Company’s ACO/MSO Division. Under the terms of acquisition, the Company paid CHM shareholders the following consideration: (i) $214,000 in cash paid at closing, (ii) 2,240,838 shares of the Company’s common stock issued at closing, (iii) up to $223,500 additional cash and $660,000 in additional shares of the Company’s common stock payable at the time CHM receives the final assessment of the calculation of MSSP savings for the 2019 program year, with this amount prorated based on a target MSSP payment (plus other ancillary revenue) of $1,725,000, and (iv) up to $437,500 based on the business achieving annual revenue of $2,250,000 and annual profit of $500,000 in each of the four years following closing.

The terms of the earn out require the Company to pay the former owners of CHM (i) up to $223,500 additional cash and to $660,000 of additional shares of Company common stock when CHM receives the final assessment of the calculation of 2019 plan year MSSP revenue (the “Current Earnout”), and (ii) up to $62,500, $125,000, $125,000 and $125,000 on the first, second, third and fourth anniversary, respectively, based on achievement by the underlying business of revenue of at least $2,250,000 (50% weighting) and profit of at least $500,000 (50% weighting) in the year preceding each anniversary date (the “Future Earnout”). During September 2020, pursuant to a Second Amendment to the Agreement and Plan of Merger (the “Second Amendment”) and in satisfaction of the Current Earnout, the Company paid $90,389 cash, issued 1,835,625 shares of the Company’s common stock and agreed that the balance of the Current Earnout that was not earned in 2020, being $124,043 cash and $366,300 in shares of Company common stock, would be deferred until the first future earnout year in which MSSP revenue exceeds $1.725 million and revenue from other services exceeds $605,000 (the “Residual Earnout”). During September 2021, the Company was notified of the amount of Medicare shared savings and received payment for plan year 2020 in the amount of $2,419,312. Because the shared saving payment exceeded $1.725 million, the sellers were paid $124,043 cash and issued 806,828 shares of Company common stock with a value of $366,300 pursuant to the Residual Earnout. Following the payments, the Company had no further obligations under the Residual Earnout. The Company also determined that the sellers did not earn any of the $62,500 year-one Future Earnout related to the performance period May 19, 2020 to May 18, 2021.

MedOffice Direct LLC Acquisition – October 2020

On October 19, 2020, the Company acquired a 100% interest in MOD, a virtual distributor of discounted medical supplies selling to both consumers and medical practices throughout the United States. With over 13,000 name brand medical products in over 150 different categories, MOD leverages pricing discounts with a small unit-of-measure direct-to-consumer shipping model to make ordering medical supplies more convenient and cost effective for its users. The Company accounted for the transaction as an acquisition of a business pursuant to ASC 805. Following the acquisition, the business of MOD comprised the Company’s Medical Distribution Division. Under the terms of acquisition, the Company paid the following consideration: (i) 19,045,563 shares of Company common stock issued at closing, (ii) partial satisfaction of certain outstanding debt obligations of MOD in the amount of $703,200 in cash paid by the Company, and (iii) up to 10,004,749 restricted shares of the Company’s common stock over a four-year period based on MOD achieving revenue targets in calendar years 2021 through 2024 of $1,500,000, $1,875,000, $2,344,000, and $2,930,000, respectively.

NOTE 17 – CONTINGENT ACQUISITION CONSIDERATION

Contingent acquisition consideration as of December 31, 2021 and 2020 was comprised of the following:

	December 31,
	2021	2020

Fair value of HCFM contingent acquisition consideration	$172,124	$301,236
Fair value of CHM contingent acquisition consideration	276,529	682,661
Fair value of MOD contingent acquisition consideration	737,037	516,543
Total contingent acquisition consideration	1,185,690	1,500,440
Less: long term portion	(782,224)	(798,479)
Contingent acquisition consideration, current portion	$403,466	$701,961

Contingent acquisition consideration relates to future earn-out payments potentially payable related to the Company’s acquisitions of HCFM, CHM and MOD. The terms of the earn-outs related to each acquisition require the Company to pay the former owners additional acquisition consideration for the achievement of prescribed revenue and/or earnings targets for performance of the underlying business for up to four years after the respective acquisition date. Contingent acquisition consideration for each entity is recorded at fair value using a probability-weighted discounted cash flow projection. The fair value of the contingent acquisition consideration is remeasured at the end of each reporting period and changes are included in the statement of operations under the caption “Change in fair value of contingent acquisition consideration.” Gain (loss) from the change in fair value of contingent acquisition consideration was ($373,656) and $75,952 during the years ended December 31, 2021 and 2020, respectively.

Maturities of contingent acquisition consideration were as follows as of December 31, 2021:

2022	$403,466
2023	391,486
2024	390,738
$1,185,690